United States
SEC
Washinton, D.C. 20549
Form 13F Cover Page
Report for the Quarter Ended:09/30/2012
Amendment: Amendment 1
Institutional Investment Manager Filing this Report:
Ross Millie
18 Crow Canyon Ct Ste 130
Sant Ramon, CA  94583
Form 13F File Number:28-14002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables are considered integral parts of this form.

Signature,              Place,             and Date of Signing:

/s/J Ross Millie	San Ramon,CA             02/02/2013


This is our last filing.
Client qualifying assets under managment did not meet 13F requirements.

Report Type (Check one):
X 13F Holding Report
  13F Notice
  13F Combination Report

Form 13F Summary Page

Report Summary:
Number of other Included Managers: 0
Form 13F Information Table Entry Total: 66
From 13F Information Table Value Total: $71,815,960.24


List of Other Included Managers:

None


As of 09/30/2012                                                                      Invest.  Other     Voting
Name of Issuer                       Class  CUSIP        Market Value   Quantity      Disc.    Mrgs      Auth.

3M COMPANY			     COM    MMM		 $1,547,757.74 	 16747SHRS	Sole	None	Sole
A T & T INC NEW			     COM    T		 $317,703.55 	  8427SHRS	Sole	None	Sole
ABBOTT LABORATORIES		     COM    ABT		 $805,991.36 	 11756SHRS	Sole	None	Sole
ACCENTURE PLC CL A		     SHS    ACN 	 $572,145.10 	  8170SHRS	Sole	None	Sole
ALPS TRUST ETF ALERIAN MLP	     MLP    AMLP	 $2,718,142.80 	164040SHRS	Sole	None	Sole
AMERICA MOVIL S.A.B. DE C.V ADR L    SHS    AMX		 $1,141,552.70 	 44890SHRS	Sole	None	Sole
AMEX SPDR CONSUMER STAPLES INDEX     ETF    XLP		 $1,038,387.63 	 28985SHRS	Sole	None	Sole
AMEX SPDR TECHNOLOGY SELECT INDEX    ETF    XLK		 $339,075.00 	 11000SHRS	Sole	None	Sole
APPLE INC			     COM    AAPL	 $3,314,177.64 	  4968SHRS	Sole	None	Sole
BERKSHIRE HATHAWAY B NEW CLASS BCL B NEW    BRKB	 $476,280.00 	  5400SHRS	Sole	None	Sole
BLACKSTONE GROUP LP		     COM    BX		 $1,435,354.20 	100515SHRS	Sole	None	Sole
CELGENE CORP			     COM    CELG	 $974,940.40 	 12761SHRS	Sole	None	Sole
CHEVRON CORPORATION		     COM    CVX		 $907,115.51 	  7782SHRS	Sole	None	Sole
COCA COLA COMPANY	  	     COM    KO		 $364,128.00 	  9600SHRS	Sole	None	Sole
CONOCOPHILLIPS			     COM    COP		 $922,141.86 	 16127SHRS	Sole	None	Sole
EATON VANCE TAX MANAGED		     COM    ETY		 $211,026.90 	 22190SHRS	Sole	None	Sole
EATON VANCE TAX MGD GLBL	     COM    ETW		 $238,927.50 	 21525SHRS	Sole	None	Sole
ENERGY TRANSFER PARTNERS LP 	     COM    ETP		 $338,005.80 	  7940SHRS	Sole	None	Sole
EQUITY RESIDENTIAL COM		     ETF    EQR		 $361,863.70 	  6290SHRS	Sole	None	Sole
ESSEX PROPERTY TRUST INC REIT	     COM    ESS		 $528,179.12 	  3563SHRS	Sole	None	Sole
EXXON MOBIL CORPORATION	  	     COM    XOM		 $309,636.05 	  3386SHRS	Sole	None	Sole
GENERAL ELECTRIC COMPANY	     COM    GE		 $2,248,789.62 	 99022SHRS	Sole	None	Sole
GUGGENHEIM S&P 500 EQUAL 	     ETF    RSP		 $409,456.46 	  7847SHRS	Sole	None	Sole
HCP INC				     COM    HCP		 $369,184.00 	  8300SHRS	Sole	None	Sole
HEALTH CARE REIT INC REIT	     COM    HCN		 $1,392,400.10 	 24115SHRS	Sole	None	Sole
HONEYWELL INTERNATIONAL		     COM    HON		 $1,838,925.75 	 30777SHRS	Sole	None	Sole
INTEL CORP	 		     COM    INTC	 $1,541,264.96 	 68032SHRS	Sole	None	Sole
INTL BUSINESS MACHINES		     COM    IBM		 $1,849,753.94 	  8917SHRS	Sole	None	Sole
INVESCO LTD			     SHS    IVZ		 $884,446.08 	 35392SHRS	Sole	None	Sole
ISHARES COHEN & STEERS RLTY	     ETF    ICF		 $1,558,557.00 	 20020SHRS	Sole	None	Sole
ISHARES DJ US REAL ESTATE	     ETF    IYR		 $452,269.50 	  7025SHRS	Sole	None	Sole
ISHARES FTSE EPRA/NAREIT GLO 	     ETF    IFGL	 $473,960.85 	 15235SHRS	Sole	None	Sole
ISHARES GOLD TRUST		     ETF    IAU		 $235,735.50 	 13650SHRS	Sole	None	Sole
ISHARES IBOXX & INVTOP INVES FD	     ETF    LQD		 $1,592,020.98 	 13074SHRS	Sole	None	Sole
ISHARES IBOXX HI YIELD CAP BOND	     ETF    HYG		 $187,922.80 	  2036SHRS	Sole	None	Sole
ISHARES MSCI AUS IDX FD		     ETF    EWA		 $950,553.24 	 39956SHRS	Sole	None	Sole
ISHARES MSCI CDA IDX FD		     ETF    EWC		 $1,557,890.18 	 54682SHRS	Sole	None	Sole
ISHARES NASDAQ BIOTECHNOLOGY INDEX   ETF    IBB		 $718,368.42 	  5038SHRS	Sole	None	Sole
ISHARES OIL & GAS EXPL INDEX	     ETF    IEO		 $1,462,297.62 	 22827SHRS	Sole	None	Sole
ISHARES S&P CALIFORNIA MUNI BOND     ETF    CMF		 $457,144.75 	  3925SHRS	Sole	None	Sole
ISHARES SELECT DIVIDEND INDEX FUND   ETF    DVY		 $700,812.00 	 12150SHRS	Sole	None	Sole
ISHARES TR BARCLAYS FUND BARCLY      ETF    AGG		 $1,436,860.54 	 12778SHRS	Sole	None	Sole
JOHNSON & JOHNSON		     COM    JNJ		 $735,752.07 	 10677SHRS	Sole	None	Sole
JOHNSON CTLS INC COM		     COM    JCI		 $180,840.00 	  6600SHRS	Sole	None	Sole
JP MORGAN EXCH TRADED NT ALERIAN MLP ETF    AMJ		 $742,603.30 	 18361SHRS	Sole	None	Sole
KINDER MORGAN ENERGY PARTNERS	     SHS    KMP		 $2,432,760.00 	 29488SHRS	Sole	None	Sole
MERCK & CO INC			     COM    MRK		 $360,760.00 	  8000SHRS	Sole	None	Sole
MICROSOFT CORP			     COM    MSFT	 $1,982,254.08 	 66608SHRS	Sole	None	Sole
ORACLE CORPORATION		     COM    ORCL	 $652,606.24 	 20744SHRS	Sole	None	Sole
PFIZER INC COM	  		     COM    PFE		 $653,231.95 	 26287SHRS	Sole	None	Sole
PLAINS ALL AMERICAN PIPELINE	     COM    PAA		 $2,694,069.00 	 30545SHRS	Sole	None	Sole
POWERSHARES DB PRECIOUS METALS FUND  ETF    DBP		 $852,881.12 	 13832SHRS	Sole	None	Sole
POWERSHARES QQQ			     UNIT   QQQ		 $1,551,944.81 	 22633SHRS	Sole	None	Sole
QUALCOMM INC			     COM    QCOM	 $1,637,651.05 	 26215SHRS	Sole	None	Sole
SECTOR SPDR UTIL SELECT	SBI 	     ETF    XLU		 $795,121.50 	 21850SHRS	Sole	None	Sole
SIMON PROPERTY GROUP		     COM    SPG		 $1,986,737.47 	 13087SHRS	Sole	None	Sole
SPDR GOLD TRUST SPDR GOLD	     SHS    GLD		 $3,126,163.43 	 18187SHRS	Sole	None	Sole
TEVA PHARMACEUTICAL INDS LTD	     ADR    TEVA	 $1,041,875.60 	 25160SHRS	Sole	None	Sole
TRAVELERS COMPANIES INC		     COM    TRV		 $245,736.00 	  3600SHRS	Sole	None	Sole
UNITED STATES OIL FUND		     UNITS  USO		 $2,158,874.76 	 63273SHRS	Sole	None	Sole
VANGUARD DIV APPRCIATION	     ETF    VIG		 $970,993.60 	 16270SHRS	Sole	None	Sole
VANGUARD GROWTH	GROWTH 		     ETF    VUG		 $294,306.00 	  4065SHRS	Sole	None	Sole
VANGUARD HEALTH CARE INDEX	     ETF    VHT		 $314,803.00 	  4300SHRS	Sole	None	Sole
VANGUARD REIT	REIT 		     ETF    VNQ		 $1,879,166.25 	 28924SHRS	Sole	None	Sole
VISA INC CLASS A	 	     COM    V		 $1,457,609.40 	 10855SHRS	Sole	None	Sole
WALT DISNEY CO			     COM    DIS		 $1,886,072.76 	 36076SHRS	Sole	None	Sole

